DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Going Concern and Managements' Plan (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Going Concern and Managements' Plan [Abstract]
Cash within operating bank account	$ 576,437	$ 971,469
Working capital	$ 633,103